Incorporated herein by reference is a supplement to the prospectus of MFS New Discovery Value Fund, a series of MFS Series Trust XIII (File No. 2-74959), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 28, 2012 (SEC Accession No. 0000912938-12-000540).